Provisions - Schedule of Estimated Payments of the Other Provisions (Details) $ in Millions	Dec. 31, 2024 COP ($)
Schedule of Estimated Payments of the Other Provisions [Line Items]
Total estimated payments	$ 61,395
Legal proceedings [Member]
Schedule of Estimated Payments of the Other Provisions [Line Items]
Total estimated payments	18,629
Taxes other than income tax [Member]
Schedule of Estimated Payments of the Other Provisions [Line Items]
Total estimated payments	54
Restructuring [Member]
Schedule of Estimated Payments of the Other Provisions [Line Items]
Total estimated payments	28,955
Other [Member]
Schedule of Estimated Payments of the Other Provisions [Line Items]
Total estimated payments	13,757
Less than 12 months [Member]
Schedule of Estimated Payments of the Other Provisions [Line Items]
Total estimated payments	47,325
Less than 12 months [Member] | Legal proceedings [Member]
Schedule of Estimated Payments of the Other Provisions [Line Items]
Total estimated payments	4,613
Less than 12 months [Member] | Taxes other than income tax [Member]
Schedule of Estimated Payments of the Other Provisions [Line Items]
Total estimated payments
Less than 12 months [Member] | Restructuring [Member]
Schedule of Estimated Payments of the Other Provisions [Line Items]
Total estimated payments	28,955
Less than 12 months [Member] | Other [Member]
Schedule of Estimated Payments of the Other Provisions [Line Items]
Total estimated payments	13,757
From 1 to 5 years [Member]
Schedule of Estimated Payments of the Other Provisions [Line Items]
Total estimated payments	14,070
From 1 to 5 years [Member] | Legal proceedings [Member]
Schedule of Estimated Payments of the Other Provisions [Line Items]
Total estimated payments	14,016
From 1 to 5 years [Member] | Taxes other than income tax [Member]
Schedule of Estimated Payments of the Other Provisions [Line Items]
Total estimated payments	54
From 1 to 5 years [Member] | Restructuring [Member]
Schedule of Estimated Payments of the Other Provisions [Line Items]
Total estimated payments
From 1 to 5 years [Member] | Other [Member]
Schedule of Estimated Payments of the Other Provisions [Line Items]
Total estimated payments